Borrowings - Assets of Affimed N.V. and Affimed GmbH recognized in the consolidated financial statements (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Book value
Intangible assets	€ 58	€ 1,607
Leasehold improvements and equipment	3,823	3,814
Inventories	628	421
Trade and other receivables	2,697	4,809
Cash and cash equivalents	190,286	€ 197,630	€ 146,854	€ 95,234
Total	197,492
There of Assets Pledged
Book value
Intangible assets	58
Leasehold improvements and equipment	3,002
Inventories	556
Trade and other receivables	2,090
Cash and cash equivalents	188,465
Total	€ 194,171